Summary of significant accounting policies - Revenue recognition - China Mobility (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer Benchmark | Product Concentration Risk | China Mobility | Minimum
Summary of significant accounting policies
Percent of the total revenues	97.00%	97.00%	97.00%